Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends and restates Items 5.02 and 7.01 of the Current Report on Form 8-K filed by KiNRG, Inc. (the “Company”) with the Securities and Exchange Commission on November 5, 2026 (the “Original Form 8-K”), to correct and update certain disclosures regarding changes in the Company’s and TRINITY Group Construction, Inc.’s management and board composition. Items 5.02 and 7.01 are amended and restated in their entirety as set forth below. Except as expressly set forth herein, no other changes have been made to the Original Form 8-K.
Document Period End Date	Oct. 30, 2026
Entity File Number	000-09376
Entity Registrant Name	KiNRG, Inc.
Entity Central Index Key	0000095572
Entity Tax Identification Number	82-6008752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1213 Culbreth Drive
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28405
City Area Code	910
Local Phone Number	619-3171
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false